Endowments
Investments For Nonprofit Institutions

Semi-Annual Report
For the Six Months Ended
January 31, 2001

[logo]
Capital Research and Management Company



Results at a Glance
(with all distributions reinvested)

                                            Lipper           Standard &                         Lipper           Lehman
                           Growth           Multi-Cap        Poor's 500                         A-Rated          Brothers
                           and Income       Value Funds      Composite         Bond             Bond Funds       Aggregate
                           Portfolio        Index            Index             Portfolio        Average          Bond Index
Total return for the
six months ended
January 31, 2001           +16.5%           +13.7%           -4.0%             +7.5%            +7.5%            +8.1%

Market indexes are unmanaged and have no expenses. All percentage gain/loss figures in this report include reinvestment of distributions.

ENDOWMENTS IS MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY, WHICH ALSO MANAGES THE 29 AMERICAN FUNDS, THE NATION'S THIRD-LARGEST MUTUAL FUND FAMILY. FOR SEVEN DECADES, CAPITAL HAS INVESTED WITH A LONG-TERM FOCUS BASED ON THOROUGH RESEARCH AND ATTENTION TO RISK.

GROWTH AND INCOME PORTFOLIO seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks.

BOND PORTFOLIO seeks to provide as high a level of current income as is consistent with the preservation of capital through investments in fixed-income securities.

Here are the total returns and average annual compound returns on a $50,000 investment with all distributions reinvested for periods ended December 31, 2000 (the most recent calendar quarter): Growth and Income Portfolio - 10 years: +295.22%, or +14.73% a year; 5 years: +106.19%, or +15.57% a year; 12 months: +18.20%. Bond Portfolio - 10 years: +117.67%, or +8.09% a year; 5 years: +32.76%, or +5.83% a year; 12 months: +9.72%.

Bond Portfolio's 30-day yield as of February 28, 2001, calculated in accordance with the Securities and Exchange Commission formula, was 6.12%.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.




DEAR SHAREHOLDERS:

The first half of our 2001 fiscal year was a particularly rewarding period for ENDOWMENTS. The Growth and Income Portfolio posted excellent results in a mixed equity environment. The Bond Portfolio recorded an unusually strong six-month return.

GROWTH AND INCOME PORTFOLIO

For the six months ended January 31, 2001, the value of an investment in the Growth and Income Portfolio increased 16.5%. During the same period, the Lipper Multi-Cap Value Funds Index was up 13.7%. In sharp contrast, the unmanaged Standard & Poor's 500 Composite Index declined 4.0% for the period.

As we noted in our report to you six months ago, the S&P 500 dramatically changed course when the technology bubble burst in the spring of 2000. Over the prior three years, a small group of very expensive securities, mostly in the technology sector, had propelled the index upward while the majority of the companies in the index lagged. Beginning in March, the situation reversed. For all of calendar 2000, the 50 largest stocks in the index - a group that includes several technology issues - fell an average of 15% while the remaining 450 posted an average gain of just over 5%.

The stock market's profound change in direction helps put our portfolio's six-month results in perspective. Stocks that had languished while technology issues were soaring found renewed life. Interest-sensitive stocks and those with defensive characteristics did especially well.

[Begin Pull Quote]
The stock market's profound change in direction helps put our portfolio's six-month results in perspective.
[End Pull Quote]

Weakness in the technology sector has caused many stocks to begin to meet our valuation criteria. Toward the end of the period, we selectively increased our exposure to technology from 2% of net assets to 7%. Technology companies added during the period include Hewlett-Packard, which dominates the desktop printing business, and Compaq Computer, the world's largest PC manufacturer.

As a result, the percentage of net assets in equities rose to 87% on January 31 from 81% at the start of the fiscal year. The remaining 13% was held in interest-bearing cash equivalents.


BOND PORTFOLIO

The Bond Portfolio posted a total return of 7.5%. The average of 186 corporate A-rated bond funds tracked by Lipper also showed a 7.5% return for this period. The unmanaged Lehman Brothers Aggregate Bond Index, which tracks fixed-rate, publicly placed debt issues, was up 8.1%.

For most of the half-year, bond prices generally rose. As has been the case ever since the announcement of a Treasury buy-back program in January 2000, Treasury issues continued to lead the upturn. Investment-grade corporate bonds participated but lagged - a pattern that has recently been reversed. Mortgage-backed issues also showed less vitality, reflecting the prospect of an increase in homeowner refinancings. Starting in the fall, there were signs that the U.S. economy was starting to lose momentum and that the slowdown might prove to be fairly sharp. This led to expectations that the Federal Reserve would reduce short-term rates. That is precisely what happened in January. The Fed twice lowered the federal funds rate (the interest rate banks charge each other on overnight loans).

Economic signals are mixed and it is not clear how severe the slowdown will be. We would not be surprised, however, to see some further decline in interest rates.

In this environment, we remain conservatively postured and continue to steer a steady course. The average effective maturity on January 31 was 7.8 years, about the same as at the start of fiscal 2001.

[Begin Pull Quote]
The Bond Portfolio maintains its traditional emphasis on quality.
[End Pull Quote]

The Bond Portfolio maintains its traditional emphasis on quality. Government and government-agency issues (including agency-originated mortgage pass-throughs) represented nearly 38% of net assets at the end of the fiscal first half, compared with about 42% six months earlier. Private issue mortgage- and asset-backed securities accounted for 18%, versus 19% on July 31, 2000. Corporate debt instruments - an area where we have been finding some very good opportunities - accounted for one-third of the fund's assets, about the same as at the start of the period. It is worth pointing out that our corporate bonds are investment-grade and for the most part performed better than lower rated issues. On January 31, the fund held 11% of its net assets in short-term investments and cash equivalents; this compares with 7% at the start of the period.

We welcome your comments and questions and look forward to reporting to you again in another six months.

Cordially,

/s/ Robert G. O'Donnell        /s/ Frank L. Ellsworth
Robert G. O'Donnell            Frank L. Ellsworth
Chairman of the Board          President

March 16, 2001

Endowments, Growth and Income Portfolio
Investment Portfolio, January 31, 2001


                                                               Shares or                  (Unaudited)
                                                               Principal                      Percent
                                                                  Amount         Market        of Net
Equity Securitites                                                  (000)         Value        Assets

BANKS  -  6.45%
Bank of America Corp.                                              15,000     $ 807,300         1.39%
Wells Fargo & Co.                                                  15,000        772,650          1.33
National City Corp.                                                25,000        706,250          1.21
Fulton Financial Corp.                                             28,875        646,078          1.11
BANK ONE CORP.                                                     15,000        588,000          1.01
Bank of Tokyo-Mitsubishi, Ltd. (ADR) (Japan)                       25,000        233,750           .40

                                                                               3,754,028          6.45


INSURANCE  -  6.31%
XL Capital Ltd., Class A                                            8,000        593,440          1.02
HCC Insurance Holdings, Inc.                                       25,000        562,500           .97
Mercury General Corp.                                              15,000        552,750           .95
American International Group, Inc.                                  6,000        510,120           .87
Allstate Corp.                                                     13,000        505,440           .87
Trenwick Group Inc.                                                20,000        487,000           .84
Royal & Sun Alliance Insurance Group PLC                           60,000        460,776           .79
 (United Kingdom)

                                                                               3,672,026          6.31


DIVERSIFIED TELECOMMUNICATION
SERVICES  -  5.70%
AT&T Corp.                                                         65,000      1,559,350          2.68
Verizon Communications Inc.                                        27,000      1,483,650          2.55
Telefonos de Mexico, SA de CV 4.25%
 convertible debentures 2004 (Mexico)                                $220        276,714           .47

                                                                               3,319,714          5.70


                                                                  Shares
MEDIA  -  5.42%
Interpublic Group of Companies, Inc.                               22,000        906,400          1.56
Walt Disney Co.                                                    25,000        761,250          1.31
Gannett Co., Inc.                                                  10,000        634,000          1.09
AOL Time Warner Inc. (1)                                           12,000        630,720          1.08
Vivendi Universal (formerly Seagram Co.
 Ltd.) 7.50% Automatic Common Exchange
 Securities convertible preferred 2002                              3,700        219,687           .38
 (Canada)

                                                                               3,152,057          5.42


FOOD PRODUCTS  -  5.11%
Campbell Soup Co.                                                  25,000        822,500          1.41
Wm. Wrigley Jr. Co.                                                 8,000        699,200          1.20
H.J. Heinz Co.                                                     15,000        656,850          1.13
General Mills, Inc.                                                14,000        586,600          1.01
Sara Lee Corp.                                                     10,000        212,400           .36

                                                                               2,977,550          5.11


PHARMACEUTICALS  -  4.25%
Bristol-Myers Squibb Co.                                           22,000      1,361,580          2.34
Merck & Co., Inc.                                                   8,000        657,440          1.13
Pfizer Inc                                                         10,000        451,500           .78

                                                                               2,470,520          4.25


ELECTRIC UTILITIES  -  3.79%
NSTAR                                                              18,000        669,960          1.15
GPU, Inc.                                                          20,000        640,600          1.10
Ameren Corp.                                                       15,000        611,700          1.05
TECO Energy, Inc.                                                  10,000        285,400           .49

                                                                               2,207,660          3.79


SPECIALTY RETAIL  -  3.62%
Gap, Inc.                                                          25,000        815,000          1.40
Circuit City Stores, Inc.-Circuit City Group                       40,000        756,000          1.30
Lowe's Companies, Inc.                                             10,000        534,500           .92

                                                                               2,105,500          3.62


OIL & GAS  -  3.44%
Texaco Inc.                                                        15,000        921,000          1.58
Pennzoil-Quaker State Co.                                          60,000        723,000          1.24
Conoco Inc., Class A                                               13,000        358,150           .62

                                                                               2,002,150          3.44


MULTILINE RETAIL  -  3.36%
May Department Stores Co.                                          20,000        779,000          1.34
J.C. Penney Co., Inc.                                              45,000        628,650          1.08
Dollar General Corp.                                               28,250        550,310           .94

                                                                               1,957,960          3.36


COMPUTERS & PERIPHERALS  -  3.32%
Hewlett-Packard Co.                                                30,000      1,102,200          1.89
Compaq Computer Corp.                                              35,000        829,850          1.43

                                                                               1,932,050          3.32


MACHINERY  -  3.17%
Ingersoll-Rand Co.                                                 15,000        664,650          1.14
Caterpillar Inc.                                                   10,000        442,200           .76
Illinois Tool Works Inc.                                            6,000        393,000           .68
Deere & Co.                                                         8,000        343,360           .59

                                                                               1,843,210          3.17


SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.95%
Texas Instruments Inc.                                             27,000      1,182,600          2.03
Intel Corp.                                                        14,500        536,500           .92

                                                                               1,719,100          2.95


REAL ESTATE  -  2.67%
Archstone Communities Trust                                        20,000        502,000           .86
Apartment Investment and Management Co.,                           10,000        461,000           .79
 Class A
Boston Properties, Inc.                                             8,000        324,800           .56
Spieker Properties, Inc.                                            5,000        268,000           .46

                                                                               1,555,800          2.67


TOBACCO  -  2.65%
Philip Morris Companies Inc.                                       35,000      1,540,000          2.65

                                                                               1,540,000          2.65


AEROSPACE & DEFENSE  -  2.64%
Raytheon Co., Class A                                              25,000        841,250          1.45
Lockheed Martin Corp.                                              20,000        693,600          1.19

                                                                               1,534,850          2.64


FOOD & DRUG RETAILING  -  2.10%
Albertson's, Inc.                                                  25,000        708,750          1.22
Walgreen Co.                                                       12,500        511,750           .88

                                                                               1,220,500          2.10


COMMERCIAL SERVICES & SUPPLIES - 1.80%
Pitney Bowes Inc.                                                  30,000      1,049,100          1.80

                                                                               1,049,100          1.80


PAPER & FOREST PRODUCTS  -  1.72%
International Paper Co.                                            15,000        579,750          1.00
Weyerhaeuser Co.                                                    8,000        420,000           .72

                                                                                 999,750          1.72


DIVERSIFIED FINANCIALS  -  1.58%
Freddie Mac                                                         8,000        488,000           .84
Fannie Mae                                                          5,800        430,244           .74

                                                                                 918,244          1.58


HEALTH CARE PROVIDERS & SERVICES - 1.45%
UnitedHealth Group Inc.                                             8,000        451,280           .77
Service Corp. International  (1)                                   52,800        203,280           .35
Aetna Inc. (1)                                                      5,000        191,150           .33

                                                                                 845,710          1.45


HEALTH CARE EQUIPMENT & SUPPLIES - 1.30%
Becton, Dickinson and Co.                                          22,000        756,360          1.30

                                                                                 756,360          1.30


AUTO COMPONENTS  -  1.25%
Goodyear Tire & Rubber Co.                                         15,000        394,350           .68
TRW Inc.                                                            9,100        330,876           .57

                                                                                 725,226          1.25


PERSONAL PRODUCTS  -  1.24%
Avon Products, Inc.                                                17,000        719,100          1.24

                                                                                 719,100          1.24


CHEMICALS  -  1.20%
PPG Industries, Inc.                                                8,000        369,440           .63
International Flavors & Fragrances Inc.                            15,000        331,050           .57

                                                                                 700,490          1.20


TEXTILES & APPAREL  -  0.94%
NIKE, Inc., Class B                                                10,000        550,200           .94

                                                                                 550,200           .94


TRADING COMPANIES & DISTRIBUTORS - 0.87%
Genuine Parts Co.                                                  20,000        507,200           .87

                                                                                 507,200           .87


ROAD & RAIL  -  0.79%
CSX Corp.                                                          15,000        457,500           .79

                                                                                 457,500           .79


HOUSEHOLD PRODUCTS  -  0.78%
Kimberly-Clark Corp.                                                7,000        453,250           .78

                                                                                 453,250           .78


BEVERAGES  -  0.76%
PepsiCo, Inc.                                                      10,000        440,700           .76

                                                                                 440,700           .76


CONSTRUCTION & ENGINEERING - 0.67%
Fluor Corp.                                                        12,000        389,280           .67

                                                                                 389,280           .67


COMMUNICATIONS EQUIPMENT  -  0.52%
Nokia Corp., Class A (ADR) (Finland)                                6,000        206,100           .36
Lucent Technologies Inc.                                            5,000         93,000           .16

                                                                                 299,100           .52


ELECTRICAL EQUIPMENT  -  0.51%
Rockwell International Corp.                                        6,300        297,234           .51

                                                                                 297,234           .51


HOTELS, RESTAURANTS & LEISURE - 0.50%
McDonald's Corp.                                                   10,000        293,500           .50

                                                                                 293,500           .50


LEISURE EQUIPMENT & PRODUCTS - 0.24%
Polaroid Corp. (1)                                                 20,000        139,000           .24

                                                                                 139,000           .24


MISCELLANEOUS - 1.65%
Other equity securities in initial period                                        960,650          1.65
 of acquisition

                                                                                 960,650          1.65



Total Equity Securities (cost:$46,676,938)                                    50,466,269         86.72




                                                               Principal                      Percent
                                                                  Amount         Market        of Net
Short-Term Securities                                              (000)          Value        Assets

Corporate Short-Term Notes - 11.94%
Minnesota Mining and Manufacturing Co.                             $1,110      1,106,469          1.90
 5.72% due 2/20/01
Target Corp. 5.66% due 2/27/01                                      1,100      1,095,326          1.88
Preferred Receivables Funding Corp.                                 1,100      1,094,246          1.88
 5.70% due 3/5/01 (2)
CIT Group, Inc. 5.77% due 2/1/01                                    1,000        999,840          1.72
Wal-Mart Stores, Inc. 5.51% due 3/20/01(2)                          1,000        992,650          1.71
IBM Credit Corp. 5.78% due 2/2/01                                     960        959,691          1.65
Knight-Ridder Inc. 5.71% due 2/28/01                                  700        696,888          1.20

                                                                               6,945,110         11.94


Federal Agency Short-Term
 Obligations - 0.96%
Fannie Mae 5.725% due 2/13/01                                         560        558,840           .96

                                                                                 558,840           .96


Total Short-Term Securities                                                    7,503,950         12.90
 (cost: $7,503,950)

Total Investment Securities                                                   57,970,219         99.62
 (cost:$54,180,888)
Excess of cash and receivables over payables                                     220,778           .38

NET ASSETS                                                                   $58,190,997      100.00%


(1) Non-income-producing security.
(2) Purchased in a private placement
 transaction;  resale may be limited
 to qualified institutional buyers;
 resale to the public may require
 registration.

ADR = American Depositary Receipts

See Notes to Financial Statements

Endowments, Bond Portfolio
Investment Portfolio, January 31, 2001

                                                                                                  (Unaudited)

                                                                      Shares or                       Percent
                                                                       Principal         Market        of Net
BONDS, NOTES, & PREFERRED STOCKS                                    Amount (000)          Value        Assets

BANKS  -  8.14%
HSBC Capital Funding LP: (1) (2)
 10.176% noncumulative preferred (undated)                                  $ 500     $  617,830
 Series 1, 9.547% noncumulative preferred                                     250        285,872        2.36%
 (undated)
BNP U.S. Funding LLC, Series A, 7.738%                                        375        372,446
 noncumulative preferred (undated)(1)(2)
BNP Paribas Capital Trust, 9.003%                                             150        161,607          1.39
 noncumulative trust preferred
 (undated) (1)
Washington Mutual Capital I Subordinated                                      250        237,273
 Capital Income Securities 8.375% 2027
Washington Mutual Finance, 8.25% 2005                                         200        213,940          1.18
UBS Preferred Funding Trust 1 8.622%                                          250        272,757           .71
 (undated)
NB Capital Corp. 8.35% exchangeable                                10,000 shares         252,000           .66
 depositary shares
SocGen Real Estate Co. LLC, Series A,                                      $  250        250,075           .65
 7.64%/8.406% (undated) (1) (2)
Abbey National PLC 7.35% (undated) (2)                                        200        201,096           .53
Bank of America Corp. 7.40% 2011                                              125        130,145           .34
Regional Diversified Funding Ltd.                                             125        123,531           .32
 9.25% 2030 (1)

                                                                                       3,118,572          8.14



MATERIALS  -  3.82%
Inco Ltd. 9.60% 2022                                                          700        701,358          1.83
Scotia Pacific Co. LLC, Series B:
 Class A-1, 6.55% 2028 (3)                                                    192        182,516
 Class A-3, 7.71% 2028                                                        250        175,000           .93
Equistar Chemicals LP 8.75% 2009                                              250        244,043           .64
BHP Finance Ltd. 8.50% 2012                                                   145        161,614           .42

                                                                                       1,464,531          3.82



UTILITIES  -  3.81%
AES Drax Holdings Ltd. 10.41% 2020 (1)                                        250        270,287
AES Ironwood, LLC 8.857% 2025                                                 250        253,205          1.37
NiSource Finance Corp.: (1)
 7.625% 2005                                                                  250        261,503
 7.875% 2010                                                                  125        133,845          1.03
Edison Mission Holdings Co. 8.734% 2026                                       300        292,701
Midwest Generation LLC  8.56% 2016 (1)                                        100         92,057          1.00
Israel Electric Corp. Ltd. 7.75% 2027 (1)                                     175        155,888           .41

                                                                                       1,459,486          3.81



INSURANCE  -  3.23%
ING Capital Funding Trust III 8.439%                                          375        399,259
 (undated) (2)
ReliaStar Financial Corp. 8.00% 2006                                          125        134,296          1.39
Allstate Corp. 6.75% 2018                                                     320        308,106           .80
Royal & Sun Alliance Insurane Group PLC                                       200        208,996           .55
 8.95% 2029
Conseco, Inc. 9.00% 2006                                                      125        110,000
Conseco Financing Trust II, Capital Trust                                     125         76,250           .49
 Pass-Through Securities (TRUPS),
 8.70% 2026 (3)

                                                                                       1,236,907          3.23



TELECOMMUNICATION SERVICES  -  2.26%
Bell Atlantic Financial Services, Inc.,                                       250        246,250
 senior exchangeable notes, 5.75% 2003
Verizon Global Funding Corp. 7.75% 2030(1)                                    200        218,738          1.21
CenturyTel, Inc., Series H, 8.375% 2010                                       250        266,981           .70
Vodafone AirTouch PLC 7.75% 2010                                              125        134,214           .35

                                                                                         866,183          2.26



AUTOMOBILES & COMPONENTS  -  1.36%
Ford Motor Credit Co.:
 7.375% 2011                                                                  125        127,077
 5.80% 2009                                                                   125        117,164           .64
TRW Inc. 7.125% 2009                                                          150        141,219           .37
General Motors Acceptance Corp. 7.75% 2010                                    125        132,201           .35

                                                                                         517,661          1.36



RETAILING  -  1.29%
Kmart Corp. 9.375% 2006                                                       250        250,527           .65
J. C. Penney Co., Inc.:
 7.65% 2016                                                                   200        122,000
 7.95% 2017                                                                   200        122,000           .64

                                                                                         494,527          1.29



CONSUMER DURABLES & APPAREL  -  1.29%
VF Corp. 8.50% 2010 (1)                                                       250        259,697           .68
Hasbro, Inc. 7.95% 2003                                                       250        232,500           .61

                                                                                         492,197          1.29



MEDIA  -  1.22%
Fox/Liberty Networks, LLC,                                                    450        468,000          1.22
 FLN Finance, Inc. 8.875% 2007

                                                                                         468,000          1.22



HOTELS, RESTAURANTS & LEISURE - 1.00%
MGM MIRAGE 8.50% 2010                                                         250        257,342           .67
Royal Caribbean Cruises Ltd. 8.75% 2011                                       125        126,714           .33

                                                                                         384,056          1.00



REAL ESTATE  -  0.99%
Wharf International Finance Ltd.,                                             250        254,330           .66
 Series A, 7.625% 2007
ProLogis Trust 7.05% 2006                                                     125        126,242           .33

                                                                                         380,572           .99



CONSUMER FINANCE -  0.98%
Capital One Bank 8.25% 2005                                                   200        207,276           .54
MBNA Corp., MBNA Capital B, Series B,                                         200        166,319           .44
 7.559% 2027 (2)

                                                                                         373,595           .98




COMMERCIAL SERVICES & SUPPLIES - 0.97%
Cendant Corp. 7.75% 2003                                                      250        248,732           .65
Waste Management, Inc. 6.875% 2009                                            125        121,325           .32

                                                                                         370,057           .97



PHARMACEUTICALS & BIOTECHNOLOGY - 0.65%
Lilly Del Mar Inc. 7.951% 2029 (1) (2)                                        250        250,017           .65

                                                                                         250,017           .65



INDUSTRIAL CONGLOMERATES  -  0.59%
Swire Pacific Capital Ltd. 8.84%                                   10,000 shares         227,500           .59
 cumulative guaranteed perpetual
 capital securities (1)

                                                                                         227,500           .59




ENERGY  -  0.56%
Petrozuata Finance, Inc., Series A,                                        $  250        215,341           .56
 7.63% 2009 (1)

                                                                                         215,341           .56



HEALTH CARE EQUIPMENT & SERVICES - 0.34%
Columbia/HCA Healthcare Corp. 8.85% 2007                                      125        128,750           .34

                                                                                         128,750           .34



TECHNOLOGY HARDWARE & EQUIPMENT - 0.33%
Motorola, Inc. 6.75% 2006                                                     125        125,414           .33

                                                                                         125,414           .33



ASSET BACKED OBLIGATIONS (3) - 10.76%
Airplanes Pass Through Trust, pass-through                                  1,166      1,152,219          3.01
 certificates, Class 1-C, 8.15% 2019
Jet Equipment Trust, Series 1994-A,                                           750        839,512          2.19
 Class B1,11.79% 2013 (1)
Pegasus Aviation Lease Securitization,                                        500        530,250          1.38
 Series 2000-1, Class A2, 8.37% 2030 (1)
Continental Airlines, Inc., pass-through
 certificates:
 Series 2000-1, Class A-1, 8.048% 2020                                        248        269,446
 Series 1998-3, Class A-2, 6.32% 2008                                         125        119,590          1.02
Northwest Airlines, Inc., pass-through                                        248        266,684           .70
 certificates, Series 1999-3, Class G,
 7.935% 2019
PP&L Transition Bond Co. LLC, Series                                          250        261,054           .68
 1999-1, Class A-7, 7.05% 2009
Puerto Rico Public Financing Corp., Series                                    229        226,714           .59
 1999-1, Class A, 6.15% 2008
United Air Lines, Inc., pass-through                                          150        158,995           .41
 certificates, Series 2000-1, Class A-2,
 7.73% 2010
US Airways, pass-through certificates,                                        150        158,082           .41
 Series 2000-3G, 7.89% 2020
Green Tree Financial Corp., pass-through                                      246        140,454           .37
 certificates, Series 1996-5, Class B-2,
 8.45% 2027

                                                                                       4,123,000         10.76



COLLATERALIZED MORTGAGE OBLIGATIONS
 (PRIVATELY ORIGINATED)(3)- 7.34%
Morgan Stanley Capital I, Inc., Series                                        500        509,257          1.33
 1998-HF2, Class A-2, 6.48% 2030
GS Mortgage Securities Corp. II, pass-
through certificates, Series 1998-C1:(2)
 Class D, 7.243% 2030                                                         250        250,929
 Class E, 7.243% 2030                                                         250        245,304          1.30
L.A. Arena Funding, LLC 7.656% 2026 (1)                                       325        331,878           .87
Structured Asset Securities Corp., Series                                     247        262,199           .68
 1998-RF2, Class A, 8.523% 2027 (1) (2)
Chase Commercial Mortgage Securities                                          250        253,068           .66
 Corp., Series 1998-2, Class A-2,
 6.39% 2030
Residential Funding Mortgage Securities I,                                    230        234,807           .61
 Inc., Series 2001-S1, Class A-1,
 7.00% 2016
CS First Boston Mortgage Securities Corp.,                                    200        203,184           .53
 Series 1998-C1, Class A-1A, 6.26% 2040
Nomura Asset Securities Corp., Series                                         196        199,234           .52
 1998-D6, Class A-A1, 6.28% 2030
Norwest Asset Securities Corp., Series                                        192        190,690           .50
 1998-31, Class A-1, 6.25% 2014
GMAC Commercial Mortgage Securities, Inc.,                                    125        129,434           .34
 Series 1997-C1, Class A3, 6.869% 2007

                                                                                       2,809,984          7.34



FEDERAL AGENCY OBLIGATIONS - MORTGAGE
 PASS-THROUGHS  (3) - 12.98%
Government National Mortgage Assn.:
 7.00% 2024-2029                                                            1,504      1,526,256
Government National Mortgage Assn.: 7.00% 2024
Government National Mortgage Assn.: 7.00% 2024
Government National Mortgage Assn.: 7.00% 2025
Government National Mortgage Assn.: 7.00% 2025
Government National Mortgage Assn.: 7.00% 2028
Government National Mortgage Assn.: 7.00% 2029
Government National Mortgage Assn.: 7.00% 2029
 7.50% 2023-2030                                                              991      1,016,849
Government National Mortgage Assn.: 7.50% 2023
Government National Mortgage Assn.: 7.50% 2024
Government National Mortgage Assn.: 7.50% 2030
Government National Mortgage Assn: 7.50% 2030
Government National Mortgage Assn.: 8.00% 2023
Government National Mortgage Assn.: 8.00% 2023
Government National Mortgage Assn.: 8.00% 2030
Government National Mortgage Assn.:  8.00% 2030
 8.00% 2023-2030                                                            1,331      1,376,013
 8.50% 2008                                                                   145        151,116
 10.00% 2019-2020                                                             440        483,695         11.89
Fannie Mae: 7.00% 2026                                                        367        371,660           .97
Freddie Mac: 8.75% 2008                                                        45         46,983           .12
Government National Mortgage Assn.: 10.00% 2019
Government National Mortgage Assn.: 10.00% 2020

                                                                                       4,972,572         12.98



FEDERAL AGENCY OBLIGATIONS - OTHER - 1.28%
Federal Home Loan Bank Bonds 5.625% 2001                                      250        250,000           .65
Freddie Mac 5.75% 2010                                                  EURO 250         241,895           .63

                                                                                         491,895          1.28




COMMERCIAL MORTGAGE-BACKED
 OBLIGATIONS - 0.70%
Fannie Mae, Series 2001-4, Class GA,                                       $  250        269,750           .70
 10.003% 2031 (3)

                                                                                         269,750           .70



U.S. TREASURY OBLIGATIONS - 22.31%
13.375% August 2001                                                           500        522,265
11.625% November 2002                                                       1,640      1,829,879
11.125% August 2003                                                           400        458,124
11.625% November 2004                                                       1,765      2,168,744
3.375% January 2007 (4)                                                       385        384,475
5.50% May 2009                                                              1,125      1,151,010
8.875% August 2017                                                          1,500      2,031,090         22.31

                                                                                       8,545,587         22.31



GOVERNMENTS (EXCLUDING U.S. GOVERNMENT)
 GOVERNMENTAL AUTHORITIES  -  0.39%
United Mexican States Government                                              125        148,125           .39
 Eurobonds, Global, 11.375% 2016

                                                                                         148,125           .39




Total Bonds, Notes & Preferred Stocks                                                 33,934,279         88.59
   (cost: $34,104,796)


                                                                       Principal                      Percent
                                                                          Amount         Market        of Net
SHORT-TERM SECURITIES                                                      (000)          Value        Assets

CORPORATE SHORT-TERM NOTES - 8.84%
Wal-Mart Stores, Inc. 5.51% due 3/20/01(1)                                 $1,000        992,650          2.59
IBM Credit Corp. 5.88% due 2/2/01                                             800        799,738          2.09
Marsh USA Inc. 5.87% due 2/2/01 (1)                                           600        599,804          1.56
E.I. du Pont de Nemours and Co.                                               500        497,940          1.30
 5.70% due 2/26/01
H.J. Heinz Co. 5.47% due 3/14/01                                              500        496,808          1.30

                                                                                       3,386,940          8.84


FEDERAL AGENCY SHORT-TERM
 OBLIGATIONS - 1.28%

Fannie Mae 5.725% due 2/13/01                                                 490        488,985          1.28

                                                                                         488,985          1.28




Total Short Term Securities                                                            3,875,925         10.12
   (cost: $3,875,925)

Total Investment Securities                                                           37,810,204         98.71
   (cost:$37,980,721)
Excess of cash and receivables                                                           495,975          1.29
 over payables

NET ASSETS                                                                           $38,306,179      100.00%

(1) Purchased in a private placement
 transaction; resale may be limited to
 qualified institutional buyers; resale
 to the public may require registration.
(2) Coupon rate may change periodically.
(3) Pass-through securities backed by a
 pool of mortgages or other loans
 on which principal payments are
 periodically made.  Therefore, the
 effective maturities are shorter than
 the stated maturities.
(4) Index-linked bond whose principal
 amount moves with a government
 retail price index.

See Notes to Financial Statements

Endowments
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                       Growth and
at January 31, 2001                (Unaudited)                                Income            Bond
Assets:                                                                    Portfolio       Portfolio
Investment securities at market
 (cost: $54,180,888 and $37,980,721, respectively)                       $57,970,219     $37,810,204
Cash                                                                          54,674         451,803
Receivables for -
 Sales of investments                                                        111,246             572
 Dividends and accrued interest                                               99,188         541,216
 Total Assets                                                             58,235,327      38,803,795

Liabilities:
Payables for -
 Purchases of investments                                                                    466,729
 Management services                                                          24,329          16,086
 Other expenses                                                               20,001          14,801
 Total Liabilities                                                            44,330         497,616
Net Assets at January 31, 2001                                           $58,190,997     $38,306,179


Shares outstanding (1)                                                     4,449,806       2,339,587
Net asset value per share                                                     $13.08          $16.37

(1) Shares of beneficial interest issued and outstanding; unlimited shares authorized


 See Notes to Financial Statements

STATEMENT OF OPERATIONS                                                   Growth and
                                                                              Income            Bond
for the six month ended January 31, 2001 (Unaudited)                       Portfolio       Portfolio
Investment Income:
Income:
 Dividends                                                                $  612,042      $   27,013
 Interest                                                                    329,829       1,424,233
 Total Income                                                                941,871       1,451,246

Expenses:
 Management services fee                                                     135,087          89,023
 Transfer agent fee                                                           14,895          14,868
 Reports to shareholders                                                      14,021          13,280
 Registration statement and prospectus                                        11,139           8,348
 Auditing fees                                                                16,108          16,108
 Legal fees                                                                    3,523           3,523
 Trustees' meeting expenses                                                    4,858           4,858
 Custodian fee                                                                   621             373
 Other                                                                         2,378              73
 Total expenses before reimbursement                                         202,630         150,454
  Reimbursement of expenses                                                                   17,019
  Net Expenses                                                               202,630         133,435

Net investment income                                                        739,241       1,317,811

Realized Loss and Unrealized
 Appreciation on Investments:
Net realized loss                                                           (131,813)        (27,097)
Net unrealized appreciation
 on investments                                                            7,659,794       1,313,076
 Net realized loss and
  unrealized appreciation
  on investments                                                           7,527,981       1,285,979
Net Increase in Net Assets Resulting
 from Operations                                                          $8,267,222      $2,603,790




Endowments Growth and Income Portfolio
                                                                          Six months
STATEMENT OF CHANGES IN NET ASSETS                                             ended     Year ended
                                                                         January 31,        July 31,
                                                                               2001*             2000
Operations:
Net investment income                                                    $   739,241     $ 1,494,807
Net realized (loss) gain on investments                                     (131,813)      3,286,983
Net unrealized appreciation (depreciation)
 on investments                                                            7,659,794      (6,415,185)
 Net increase (decrease) in net assets
  resulting from operations                                                8,267,222      (1,633,395)

Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income                                        (722,893)     (1,343,521)
Distributions from net realized gains                                     (2,566,450)     (4,153,742)
 on investments
 Total Dividends and Distributions                                        (3,289,343)     (5,497,263)

Capital Share Transactions:
 Proceeds from shares sold:
  330,550 and 468,897 shares, respectively                                 4,111,231       5,564,786
 Proceeds from shares issued in reinvestment
  of net investment income dividends and
  distributions of net realized gain on
  investments:
   250,196 and 432,522 shares, respectively                                3,065,009       5,051,873
 Cost of shares repurchased:
  317,342 and 421,677 shares, respectively                                (3,965,313)     (5,046,798)
 Net increase in net assets resulting from
  capital share transactions                                               3,210,927       5,569,861
Total Increase (Decrease) in Net Assets                                    8,188,806      (1,560,797)

Net Assets:
Beginning of period                                                       50,002,191      51,562,988
End of period (including
 undistributed net investment
 income: $266,561 and $250,213
 respectively)                                                           $58,190,997     $50,002,191

*Unaudited

See Notes to Financial Statements


Endowments Bond Portfolio
                                                                          Six months
STATEMENT OF CHANGES IN NET ASSETS                                             ended     Year ended
                                                                         January 31,        July 31,
                                                                               2001*             2000
Operations:
Net investment income                                                    $ 1,317,811     $ 2,308,614
Net realized loss on investments                                             (27,097)       (725,335)
Net unrealized appreciation
 on investments                                                            1,313,076          16,577
 Net increase in net assets
  resulting from operations                                                2,603,790       1,599,856

Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income                                      (1,273,915)     (2,288,482)
Distributions from net realized gains on                                                     (23,049)
 investments
 Total Dividends and Distributions                                        (1,273,915)     (2,311,531)

Capital Share Transactions:
 Proceeds from shares sold:
  343,282 and 335,621 shares, respectively                                 5,470,092       5,334,660
 Proceeds from shares issued in reinvestment
  of net investment income dividends and
  distributions of net realized gain on
  investments:
   51,234 and 74,919 shares, respectively                                    810,135       1,177,970
 Cost of shares repurchased:
  74,507 and 335,150 shares, respectively                                 (1,187,878)     (5,355,440)
 Net increase in net assets resulting from
  capital share transactions                                               5,092,349       1,157,190
Total Increase in Net Assets                                               6,422,224         445,515

Net Assets:
Beginning of period                                                       31,883,955      31,438,440
End of period (including
 undistributed net investment
 income: $217,773 and $173,877
 respectively)                                                           $38,306,179     $31,883,955

*Unaudited

See Notes to Financial Statements

                         Notes to Financial Statements
                                                      (Unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Endowments (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, Growth and Income Portfolio and Bond Portfolio (the "funds"). Growth and Income Portfolio seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks. Bond Portfolio seeks to provide as high a level of current income as is consistent with preservation of capital.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the trust in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market.

Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the fixed-income securities held by the trust to meet their obligations may be affected by economic developments in a specific industry, state or region.

Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued basis", the funds will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts and original issue discounts on fixed-income securities are amortized daily over the expected life of the security. The trust does not amortize premiums on fixed-income securities.

On August 1, 2001, the fund will begin amortizing premium on fixed-income securities to conform with a recent change in generally accepted accounting principles for mutual funds. Adopting this change will not impact the fund's net asset value but will result in changes to the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. These adjustments will be based on the fixed-income securities held by the fund on August 1, 2001. Because the fund determines their required distributions under Federal income tax laws, adoption of this principle will not affect the amount of distributions paid to shareholders.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social, and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

2. FEDERAL INCOME TAXATION

The funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intend to distribute all of their net taxable income and net capital gains for the fiscal year. As regulated investment companies, the funds are not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds.

As of January 31, 2001, net unrealized appreciation on investments for book and federal income tax purposes for Growth and Income Portfolio aggregated $3,789,331; $7,854,242 related to appreciated securities and $4,064,911 related to depreciated securities. For Bond Portfolio, net unrealized depreciation aggregated $170,517; $846,316 related to appreciated securities and $1,016,834 related to depreciated securities. For Growth and Income Portfolio, there was no difference between book and tax realized gains and losses on securities transactions for the six months ended January 31, 2001. During the six months ended January 31, 2001, Bond Portfolio realized on a tax basis, a net capital loss of $22,725 on securities transactions. Bond Portfolio had available at July 31, 2000 a net capital loss carryforward of $339,849 which may be used to offset gains realized during subsequent years through 2008 and thereby relieve Bond Portfolio and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. Bond Portfolio will not make distributions from capital gains while a capital loss carryforward remains. In addition, the Bond Portfolio fund has recognized, for tax purposes, capital losses totaling $488,196 which were realized during the period November 1, 1999 to July 31, 2000. The cost of portfolio securities for book and federal income tax purposes was $54,181,888 and $37,980,721 for Growth and Income Portfolio and Bond Portfolio, respectively, at January 31, 2001.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $135,087 and $89,023 for Growth and Income and Bond Portfolio, respectively, for management services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the trust are affiliated. The Investment Advisory and Service Agreement in effect through January 31, 2001, provided for monthly fees accrued daily, based on an annual rate of 0.50% of the first $150 million of average net assets and 0.40% of such assets in excess of $150 million.

The Investment Advisory and Service Agreement provides for a fee reduction to the extent that annual operating expenses exceed 0.75% of the average daily net assets of the funds. Expenses that are not subject to these limitations are interest, taxes, brokerage commissions, transaction costs, and extraordinary expenses. Fee reductions were $17,019 Bond Portfolio for the six months ended January 31, 2001.

TRANSFER AGENT FEE - A fee of $14,895 and $14,868 for Growth and Income and Bond Portfolio, respectively, was incurred during the six months ended January 31, 2001 pursuant to an agreement with American Funds Service Company (AFS), the transfer agent for the fund.

AFFILIATED TRUSTEES AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS is a wholly owned subsidiary of CRMC. Officers of the trust and certain Trustees are or may be considered to be affiliated with CRMC and AFS. No such persons received any remuneration directly from the fund.

No fees were paid by the funds to its officers or Trustees. The independent Trustees were reimbursed by the trust for expenses incurred while traveling to fund meetings.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

During the six months ended January 31, 2001, Growth and Income Portfolio and Bond Portfolio made purchases of investment securities of $12,520,947 and $9,290,059, and sales of $9,963,870 and $6,305,878, respectively. Short-term securities transactions were excluded.

Pursuant to the custodian agreement, the funds receive credits against its custodian fee for imputed interest on certain balances with the custodian bank. During the six months ended January 31, 2001, the custodian fee of $598 and $358 for Growth and Income and Bond Portfolios, respectively, were paid by these credits rather than in cash.

Net assets consisted of the following:

                                                                           Dollars in thousands
                                                                    Growth and Income          Bond
                                                                            Portfolio     Portfolio
Capital paid in on shares of beneficial interest                           $54,270,570   $39,113,917
Undistributed net investment income                                           266,561       216,773
Accumulated net realized loss                                                (135,465)     (855,142)
Net unrealized appreciation (depreciation)                                  3,789,331      (170,369)
Net assets                                                                 $58,190,997   $38,306,179

Endowments, Growth and Income Portfolio
Per-Share Data and Ratios                                                                 Year ended
                                                               Six months                     July 31
                                                                    ended
                                                             1/31/2001(1)           2000          1999

Net Asset Value, Beginning of Period                               $11.94        $13.91        $12.09

 Income From Investment Operations:
  Net investment income                                           .17 (2)           .37           .37
  Net loss or gains on securities (both
   realized and unrealized)                                      1.74 (2)          (.89)         1.79

   Total from investment operations                                  1.91          (.52)         2.16

 Less Distributions:
  Dividends (from net investment income)                             (.17)         (.34)         (.34)
  Distributions (from capital gains)                                 (.60)        (1.11)          -

   Total distributions                                               (.77)        (1.45)         (.34)

Net Asset Value, End of Period                                     $13.08        $11.94        $13.91


Total Return                                                   16.45% (3)        (3.31)%        18.21%

Ratios/Supplemental Data:
 Net assets, end of period (in millions)                              $58           $50           $52
 Ratio of expenses to average net assets                         .75% (4)          .73%      .75% (5)
 Ratio of net income to average net assets                      2.74% (4)          3.03%         2.90%
 Portfolio turnover rate                                            22.52%        60.05%        52.36%




                                                                            Year ended
                                                                                July 31

                                                                      1998          1997          1996

Net Asset Value, Beginning of Period                               $22.66        $18.61        $18.06

 Income From Investment Operations:
  Net investment income                                               .51           .56           .58
  Net loss or gains on securities (both
   realized and unrealized)                                          1.16          6.04          1.73

   Total from investment operations                                  1.67          6.60          2.31

 Less Distributions:
  Dividends (from net investment income)                             (.57)         (.55)         (.61)
  Distributions (from capital gains)                               (11.67)        (2.00)        (1.15)

   Total distributions                                             (12.24)        (2.55)        (1.76)

Net Asset Value, End of Period                                     $12.09        $22.66        $18.61


Total Return                                                         9.05%        38.40%        13.22%

Ratios/Supplemental Data:
 Net assets, end of period (in millions)                              $43           $48           $59
 Ratio of expenses to average net assets                         .75% (5)           .74%          .72%
 Ratio of net income to average net assets                           2.69%         2.73%         3.12%
 Portfolio turnover rate                                            48.59%        50.69%        38.73%

(1)  Unaudited.
(2)  Based on average shares outstanding.
(3)  Based on operations for the period
 shown and, accordingly, not representative
  of a full year.
(4)  Annualized.
(5)  Had CRMC not waived management services
 fees, the fund's expense ratio would have been 0.79% and 0.89% for the fiscal years ended 1999 and 1998, respectively.

Endowments, Bond Portfolio
Per-Share Data and Ratios
                                                                   Six months            Year Ended
                                                                      ended              July 31
                                                                  1/31/2001(1)            2000      1999

Net Asset Value, Beginning of Period                                      $15.79       $16.17    $16.93

 Income From Investment Operations:
  Net investment income                                                  .60 (2)         1.16      1.14
  Net gains or losses on securities (both
   realized and unrealized)                                              .56 (2)         (.37)     (.84)

   Total from investment operations                                         1.16          .79       .30

 Less Distributions:
  Dividends (from net investment income)                                    (.58)       (1.16)    (1.06)
  Distributions (from capital gains)                                        -            (.01)     -

   Total distributions                                                      (.58)       (1.17)    (1.06)

Net Asset Value, End of Period                                            $16.37       $15.79    $16.17


Total Return                                                           7.51% (3)         5.13%     1.75%

Ratios/Supplemental Data:
 Net assets, end of period (in millions)                                     $38          $32       $31
 Ratio of expenses to average net assets                           .75% (4), (5)     .75% (4)  .75% (4)
 Ratio of net income to average net assets                             7.46% (5)         7.31%     6.84%
 Portfolio turnover rate                                                   20.08%       58.93%    53.66%




                                                                                   Year Ended
                                                                                      July 31
                                                                             1998         1997   1996

Net Asset Value, Beginning of Period                                      $17.17       $16.63    $16.82

 Income From Investment Operations:
  Net investment income                                                     1.19         1.21      1.22
  Net gains or losses on securities (both
   realized and unrealized)                                                 (.09)         .52      (.19)

   Total from investment operations                                         1.10         1.73      1.03

 Less Distributions:
  Dividends (from net investment income)                                   (1.34)       (1.19)    (1.22)
  Distributions (from capital gains)

   Total distributions                                                     (1.34)       (1.19)    (1.22)

Net Asset Value, End of Period                                            $16.93       $17.17    $16.63


Total Return                                                                6.70%       10.83%     6.25%

Ratios/Supplemental Data:
 Net assets, end of period (in millions)                                     $29          $33       $41
 Ratio of expenses to average net assets                                .75% (4)     .75% (4)  .75% (4)
 Ratio of net income to average net assets                                  6.87%        7.04%     7.17%
 Portfolio turnover rate                                                   50.40%       22.18%    54.43%


(1)  Unaudited.
(2)  Based on average shares outstanding.
(3) Based on operations for the period shown and, accordingly, not representative of a full year.
(4)  Annualized.
(5)  Had CRMC not waived management services
 fees, the fund's expense ratio would have been 0.79% and 0.89% for the fiscal years ended 1999 and 1998, respectively.




Endowments

Board of Trustees

Robert B. Egelston
Los Angeles, California
Former Chairman of the Board,
The Capital Group Companies, Inc.
213/486-9444

Frank L. Ellsworth, Ph.D.
Los Angeles, California
President of the Trust
Vice President, Capital Research
and Management Company
213/486-9560

Steven D. Lavine, Ph.D.
Valencia, California
President, California Institute of the Arts
661/255-1050

Joseph M. Lumarda
Los Angeles, California
Executive Vice President of External Relations,
California Community Foundation
213/413-4130

Patricia A. McBride
Dallas, Texas
Chief Financial Officer, Cosmetic
and Maxillofacial Surgery Center
214/368-0268

Gail L. Neale
Burlington, Vermont
President, The Lovejoy Consulting Group, Inc.;
former Executive Vice President of the
Salzburg Seminar
802/658-5674

Robert G. O'Donnell
San Francisco, California
Chairman of the Board of the Trust
Senior Vice President and Director,
Capital Research and Management Company
415/393-7120

Charles R. Redmond
Los Angeles, California
Former Chairman of the Board, Pfaffinger
Foundation; former President and Chief
Executive Officer, Times Mirror Foundation;
former Executive Vice President and Member of the Management Committee, The Times
Mirror Company
818/248-7526

Thomas E. Terry
Los Angeles, California
Consultant; former Vice President
and Secretary, Capital Research
and Management Company
213/486-9410

Robert C. Ziebarth
Ketchum, Idaho
Management Consultant, Ziebarth Company
208/725-0535


Other Officers

Abner D. Goldstine
Los Angeles, California
Senior Vice President of the Trust
Senior Vice President and Director,
Capital Research and Management Company

Claudia P. Huntington
Los Angeles, California
Senior Vice President of the Trust
Senior Vice President, Capital Research
and Management Company

John H. Smet
Los Angeles, California
Senior Vice President of the Trust
Senior Vice President, Capital Research
and Management Company

Gregory D. Johnson
Los Angeles, California
Vice President of the Trust
Vice President, Capital Research Company

Patrick F. Quan
San Francisco, California
Vice President and Secretary of the Trust
Vice President - Fund Business
Management Group, Capital Research
and Management Company

Krista Johnson
Los Angeles, California
Assistant Vice President of the Trust
Assistant Vice President - Fund Business
Management Group, Capital Research and
Management Company

Susi M. Silverman
Brea, California
Treasurer of the Trust
Vice President - Fund Business
Management Group, Capital Research
and Management Company

Anthony W. Hynes, Jr.
Brea, California
Assistant Treasurer of the Trust
Vice President - Fund Business
Management Group, Capital Research
and Management Company

Office of the Trust
One Market
Steuart Tower, Suite 1800
Mailing Address: P.O. Box 7650
San Francisco, California 94120-7650

Investment Adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071-1443

Transfer Agent for
Shareholder Accounts
American Funds Service Company
P.O. Box 7650
San Francisco, California 94120-7650

135 South State College Boulevard
Brea, California 92821-5823

Custodian of Assets
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

Counsel
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

This report is for the information of shareholders of Endowments, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds.

For more information about any of the American Funds, please ask your investment professional for a prospectus.

Litho in USA  KK/PL/5024
(c)2001 Endowments
Lit. No. ENDI-BENDI-013-0301 (NLS)